SUPPLY CHAIN FINANCE	12 Months Ended
Dec. 31, 2022
Supply Chain Finance
SUPPLY CHAIN FINANCE

17.	SUPPLY CHAIN FINANCE

	12.31.22	12.31.21
Supply chain finance
Domestic market	1,268,269	1,971,441
Foreign market	153,437	293,732
	1,421,706	2,265,173

(-) Adjustment to present value	(28,569)	(27,198)
	1,393,137	2,237,975

The Company has agreements with several financial institutions that allow the suppliers to anticipate their receivables and, therefore, transfer the right to receive invoices with financial institutions. The suppliers may choose whether to participate and if so, with which financial institution, with no participation by BRF.

These agreements can generate benefits in the commercial relations of BRF and its suppliers, such as preference and priority of supply in case of restricted supply, better price conditions and/or more flexible payment terms, among others, without identifiable changes in other commercial conditions. The operations presented in this line item are registered with suppliers in which one or more of the conditions mentioned were changed in the commercial negotiation made by BRF directly and exclusively with the supplier.

In addition to the balance highlighted in the table above, on December 31, 2022, R$4,373,134 (R$3,905,827 as of December 31, 2021) which are included in the balance presented in note 16, corresponds to supply chain finance transactions, however for this balance the commercial conditions negotiated with the suppliers in which there were no changes.

BRF performs the payment of invoices according to the same price and term conditions negotiated with its suppliers, regardless of whether it was discounted by its suppliers without incurring any charge to the Company. In addition, the Company does not change commercial conditions after negotiation and invoicing of goods or services.

The Company measures and record the adjustment to present value for all its commercial operations carried out in installments, segregating the financial and operational components (note 3.20.3).